Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended						6 Months Ended
		Apr. 30, 2026		Jan. 31, 2026		Apr. 30, 2025		Apr. 30, 2026		Apr. 30, 2025
Disclosure of operating segments [line items]
Net interest income	[1]	$ 5,521		$ 5,582		$ 5,270		$ 11,103		$ 10,443
Non-interest income		4,316	[2],[3]	4,064	[2],[4]	3,810	[2],[5]	8,380	[2],[6]	8,009	[7],[8]
Total revenue		9,837		9,646		9,080		19,483		18,452
Provision for credit losses		1,217		1,176		1,398		2,393		2,560
Depreciation and amortization		410		385		393		795		796
Other non-interest expenses		4,779		4,914		4,717		9,693		10,805
Provision for income taxes		799		872		540		1,671		1,266
Net income		2,632		2,299		2,032		4,931		3,025
Net income attributable to non-controlling interests in subsidiaries		37		12		56		49		(98)
Net income attributable to equity holders of the Bank		2,595		2,287		1,976		4,882		3,123
Average assets		1,517,000		1,498,000		1,468,000		1,507,000		1,464,000
Average liabilities		1,429,000		1,409,000		1,382,000		1,419,000		1,379,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1]	2,703		2,734		2,524		5,437		5,171
Non-interest income		780	[2],[3]	780	[2],[4]	711	[2],[5]	1,560	[2],[6]	1,476	[7],[8]
Total revenue		3,483		3,514		3,235		6,997		6,647
Provision for credit losses		575		576		805		1,151		1,343
Depreciation and amortization		142		137		139		279		275
Other non-interest expenses		1,478		1,478		1,442		2,956		2,917
Provision for income taxes		353		363		236		716		586
Net income		935		960		613		1,895		1,526
Net income attributable to equity holders of the Bank		935		960		613		1,895		1,526
Average assets		475,000		472,000		461,000		473,000		461,000
Average liabilities		374,000		378,000		384,000		376,000		385,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1]	2,094		2,146		2,179		4,240		4,348
Non-interest income		765	[2],[3]	815	[2],[4]	780	[2],[5]	1,580	[2],[6]	1,641	[7],[8]
Total revenue		2,859		2,961		2,959		5,820		5,989
Provision for credit losses		599		536		550		1,135		1,152
Depreciation and amortization		124		118		115		242		245
Other non-interest expenses		1,246		1,342		1,408		2,588		2,831
Provision for income taxes		154		228		172		382		361
Net income		736		737		714		1,473		1,400
Net income attributable to non-controlling interests in subsidiaries		35		20		38		55		73
Net income attributable to equity holders of the Bank		701		717		676		1,418		1,327
Average assets		211,000		219,000		229,000		215,000		229,000
Average liabilities		170,000		172,000		177,000		171,000		176,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1]	306		304		246		610		478
Non-interest income		1,454	[2],[3]	1,497	[2],[4]	1,295	[2],[5]	2,951	[2],[6]	2,642	[7],[8]
Total revenue		1,760		1,801		1,541		3,561		3,120
Provision for credit losses		4		4		2		8		6
Depreciation and amortization		47		45		48		92		95
Other non-interest expenses		1,069		1,101		949		2,170		1,924
Provision for income taxes		164		167		141		331		285
Net income		476		484		401		960		810
Net income attributable to non-controlling interests in subsidiaries		2		3		2		5		4
Net income attributable to equity holders of the Bank		474		481		399		955		806
Average assets		41,000		40,000		38,000		41,000		38,000
Average liabilities		55,000		55,000		47,000		55,000		45,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1]	389		398		368		787		687
Non-interest income		1,203	[2],[3]	1,370	[2],[4]	1,090	[2],[5]	2,573	[2],[6]	2,365	[7],[8]
Total revenue		1,592		1,768		1,458		3,360		3,052
Provision for credit losses		38		60		40		98		58
Depreciation and amortization		59		53		65		112		129
Other non-interest expenses		906		959		813		1,865		1,640
Provision for income taxes		132		152		128		284		296
Net income		457		544		412		1,001		929
Net income attributable to non-controlling interests in subsidiaries				(1)		(1)		(1)		(1)
Net income attributable to equity holders of the Bank		457		545		413		1,002		930
Average assets		568,000		546,000		502,000		557,000		506,000
Average liabilities		556,000		551,000		516,000		553,000		513,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	29				(47)		29		(241)
Non-interest income		114	[2],[3]	(398)	[2],[4],[9]	(66)	[2],[5]	(284)	[2],[6],[9]	(115)	[7],[8]
Total revenue		143		(398)		(113)		(255)		(356)
Provision for credit losses		1				1		1		1
Depreciation and amortization		38		32		26		70		52
Other non-interest expenses		80		34	[9]	105		114	[9]	1,493	[10]
Provision for income taxes		(4)		(38)		(137)		(42)		(262)
Net income		28		(426)		108		(398)		(1,640)
Net income attributable to non-controlling interests in subsidiaries				(10)		17		(10)		(174)
Net income attributable to equity holders of the Bank		28		(416)		(125)		(388)		(1,466)
Average assets		222,000		221,000		238,000		221,000		230,000
Average liabilities		$ 274,000		$ 253,000		$ 258,000		$ 264,000		$ 260,000

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[3]	Includes income from associated corporations for Canadian Banking – $(2), International Banking – $65, and Other – $159.
[4]	Includes income from associated corporations for Canadian Banking – $(9), International Banking – $48, and Other – $150.
[5]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $38, and Other – $123.
[6]	Includes income from associated corporations for Canadian Banking – $(11), International Banking – $113, and Other – $309.
[7]	Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[8]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $22, International Banking – $73, and Other – $177.
[9]	Includes the loss related to the sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.
[10]	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.